Segment reporting - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 division segment	Dec. 31, 2024 ton division	Dec. 31, 2024 division	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 segment	Dec. 31, 2024 brand
Disclosure of operating segments [line items]
Number of operating divisions	3	3	3			3
Number of operating segments	8	8
Marine
Disclosure of operating segments [line items]
Number of segments in division | brand							6
Two customers | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue			8.00%
Customer with timecharter contract | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue				6.00%	8.00%
Number of clients | ton		1
All other clients | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue					7.00%